Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

(11) Asset Retirement Obligations

Asset retirement obligations consist primarily of costs to deinstall the Company's ATMs and costs to restore the ATM sites to their original condition, which are estimated based on current market rates. In most cases, the Company is contractually required to perform this deinstallation and in some cases, site restoration work. For each group of similar ATM type, the Company has recognized the fair value of the asset retirement obligation as a liability on its balance sheet and capitalized that cost as part of the cost basis of the related asset. The related assets are depreciated on a straight-line basis over five years, which is the estimated average time period that an ATM is installed in a location before being deinstalled, and the related liabilities are accreted to their full value over the same period of time. As reflected in the table below, during the year ended December 31, 2014, the Company revised its estimated future liabilities based on recent actual experience, changes in certain company methods and other cost estimate changes. The changes in estimated future costs were recorded as a reduction in the carrying amount of the remaining unamortized asset and will primarily reduce the Company’s depreciation and accretion expense amounts prospectively. Where there was no net book value of related assets remaining, the Company reduced its depreciation and accretion expense by approximately $1.0 million in 2014 related to this change in estimate. Additionally, as of December 31, 2014 and 2013, the Company reclassified a portion of the estimated liabilities as current, which is included in the Current portion of other long-term liabilities line item in the accompanying Consolidated Balance Sheets.

The following table is a summary of the changes in the Company’s asset retirement obligation liability for the years ended December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Asset retirement obligation as of beginning of period	$63,831	$44,696
Additional obligations	8,373	6,399
Estimated obligations assumed in acquisition	6,097	18,494
Purchase price adjustment	(6,653)	—
Accretion expense	2,559	2,777
Change in estimates	(13,534)	(6,477)
Payments	(3,702)	(2,495)
Foreign currency translation adjustments	(1,835)	437
Total asset retirement obligation at end of period	55,136	63,831
Less: current portion	3,097	3,166
Asset retirement obligation, excluding current portion	$52,039	$60,665

See Note 16, Fair Value Measurements for additional disclosures on the Company's asset retirement obligations with respect to its fair value measurements.